Loss on impairment of long-lived assets (Details) $ in Millions	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Loss on impairment of long-lived assets	$ 152	$ 0	$ 0	$ 0	$ 152
Secured credit facility | Discount rate | Discounted cash flow
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value, cost of debt percent			0.118